Document and Entity Information	Mar. 05, 2025
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 05, 2025
Entity File Number	001-05663
Entity Registrant Name	CLECO POWER LLC
Entity Central Index Key	0000018672
Entity Incorporation, State or Country Code	LA
Entity Tax Identification Number	72-0244480
Entity Address, Address Line One	2030 Donahue Ferry Road
Entity Address, City or Town	Pineville
Entity Address, State or Province	LA
Entity Address, Postal Zip Code	71360-5226
City Area Code	318
Local Phone Number	484-7400
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Cleco Securitization II LLC [Member]
Entity Information [Line Items]
Entity File Number	333-283875
Entity Registrant Name	Cleco Securitization II LLC
Entity Central Index Key	0002047628
Entity Tax Identification Number	33-2327335